February 24, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


Subj:    Security Equity Fund
         File Nos.:  2-19458 and 811-01136
         Proxy Materials - Preliminary Filing

Dear Sir or Madam:

Enclosed for filing pursuant to Rule 488 under the Securities Act of 1933 is a registration statement on Form N-14 under the Act. No filing fee is required.

The registration statement is filed in connection with the acquisition of Large Cap Growth Series, Social Awareness Series and Enhanced Index Series of Security Equity Fund by Select 25 Series, another Series of Security Equity Fund. An effective date of March 24, 2006 is indicated.

Please contact me at 785.438.3226 if you have any questions about this filing. Thank you for your assistance.

Sincerely,

/s/ Amy J. Lee
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Amy J. Lee
Secretary
Security Equity Fund

Enclosures